Mineral Interests, Property and Equipment (Details) - Schedule of Mineral Interests, Property and Equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
KSM additions [Member]
Additions
Balance at Beginning	[1]	$ 707,190	$ 502,015
Mineral interests	[1]	40,490	39,985
Construction in progress	[1]	178,764	158,728
Property & equipment	[1]	1,187	4,736
Right-of-use assets	[1]	781	1,726
Total Additions	[1]	221,222	205,175
Balance at Ending	[1]	928,412	707,190
KSM Transfers [Member]
Additions
Mineral interests
Construction in progress		(101,899)
Property & equipment		101,899
Right-of-use assets
Total Additions
Balance at Ending
Courageous Lake [Member]
Additions
Balance at Beginning		77,999	77,176
Mineral interests		3,520	823
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		3,520	823
Balance at Ending		81,519	77,999
Iskut [Member]
Additions
Balance at Beginning		49,904	41,779
Mineral interests		14,174	8,125
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		14,174	8,125
Balance at Ending		64,078	49,904
Snowstorm [Member]
Additions
Balance at Beginning		34,562	31,471
Mineral interests		4,897	3,091
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		4,897	3,091
Balance at Ending		39,459	34,562
3 Aces [Member]
Additions
Balance at Beginning		12,079	9,034
Mineral interests		6,651	3,045
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		6,651	3,045
Balance at Ending		18,730	12,079
Grassy Mountain [Member]
Additions
Balance at Beginning		771	771
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance at Ending		771	771
Corporate [Member]
Additions
Balance at Beginning		611	307
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets			304
Total Additions			304
Balance at Ending		611	611
Total [Member]
Additions
Balance at Beginning	[2]	883,116	662,553
Mineral interests		69,732	55,069	[2]
Construction in progress		76,865	94,140	[2]
Property & equipment		103,086	69,324	[2]
Right-of-use assets		781	2,030	[2]
Total Additions		250,464	220,563	[2]
Balance at Ending		1,133,580	883,116	[2]
KSM transfers adjusted [Member]
Additions
Balance at Beginning	[2]
Mineral interests	[2]
Construction in progress	[2]		(64,588)
Property & equipment	[2]		64,588
Right-of-use assets	[2]
Total Additions	[2]
Balance at Ending	[2]

[1]	In 2023, Construction in progress additions at KSM included $19.4 million of capitalized borrowing costs (2022 - $14.7 million).
[2]	Additions in the prior year financial statements were net of $38.4 transfers from construction in progress to property and equipment additions. Additionally, during 2023, $26.1 million of costs were determined to have been ready for use in 2022 and were reclassified from construction in progress to property and equipment to correct for this.